Expense Example - VIPSectorFunds-ServiceClass2ComboPRO - VIPSectorFunds-ServiceClass2ComboPRO - VIP Financials Portfolio - VIP Financials Portfolio - Service Class 2	Apr. 30, 2025 USD ($)
Expense Example:
1 year	$ 88
3 years	274
5 years	477
10 years	$ 1,061